Derivatives - Effect of Derivative Financial Instruments on Statement of Financial Position (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative Asset, Statement of Financial Position [Extensible Enumeration]	Other receivables
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Other liabilities
Interest Rate Caps | Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	$ 4,461,000	$ 12,000
Derivative liability	0	3,363,000
Notional	1,900,606,000	2,100,606,000
Interest Rate Swap | Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	2,972,000	0
Derivative liability	0	307,000
Notional	1,100,606,000	1,100,606,000
Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	7,433,000	12,000
Derivative liability	0	3,670,000
Notional	3,001,212,000	3,201,212,000
Interest rate cap and interest rate swap | Total derivatives designated as hedging instruments | Level 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Derivative assets	7,433,000	12,000
Derivative liability	$ 0	$ 3,670,000